Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other revenues [Abstract]
Amortization of unfavorable contracts	$ 24	$ 39	$ 43
Amortization of favorable contracts	(23)	(13)	0
Other revenues	1	26	43
Unamortized amount of favorable contracts	$ 14
Useful economic lives of unfavorable contracts, lower range	2 years
Useful economic lives of unfavorable contracts, upper range	5 years